Investments in associates and joint ventures (Details) - ARS ($) $ in Millions	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Beginning of the year	$ 237,881	$ 240,853
Sale of interest in associates	0	(4,991)
Capital contributions	0	47
Share of profit / (loss)	39,134	37,292
Currency translations adjustment	(436)	128
Dividends	(13,373)	(35,716)
Transfers from/to financial assets	0	466
Decrease of interest	0	(198)
End of the year	$ 263,206	$ 237,881